Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of June 30, 2024	As of December 31, 2023
Internally-developed software	$904,154	$691,745
Furniture	126,007	126,007
Equipment and vehicles	3,084,381	2,965,961
Property and equipment	4,114,542	3,783,713
Accumulated depreciation	(1,270,918)	(865,393)
	$2,843,624	$2,918,320